Investment in Unconsolidated Affiliates - Activity in Partnership's Investments in Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 27, 2016	Apr. 25, 2016	Sep. 18, 2015
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Equity method investments		$ 63,704	$ 10,368	$ 0
Investments		270,742	65,703	12,000
Earnings in unconsolidated affiliates		40,158	8,201	348
Contributions		429	0	0
Distributions		(83,046)	(20,568)	(1,980)
Equity method investments	$ 291,987	$ 291,987	63,704	10,368
FPS
Schedule of Equity Method Investments [Line Items]
Ownership % at December 31, 2016	20.10%	20.10%					49.00%
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Equity method investments		$ 33,465	0	0
Investments		55,461	40,559	0
Earnings in unconsolidated affiliates		21,022	5,457	0
Contributions		0	0	0
Distributions		(45,465)	(12,551)	0
Equity method investments	$ 64,483	$ 64,483	33,465	0
OGL
Schedule of Equity Method Investments [Line Items]
Ownership % at December 31, 2016	20.10%	20.10%
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Equity method investments		$ 23,060	0	0
Investments		3,255	25,144	0
Earnings in unconsolidated affiliates		9,260	2,013	0
Contributions		0	0	0
Distributions		(10,125)	(4,097)	0
Equity method investments	$ 25,450	$ 25,450	23,060	0
Destin
Schedule of Equity Method Investments [Line Items]
Ownership % at December 31, 2016	49.70%	49.70%				49.70%
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Equity method investments		$ 0	0	0
Investments		122,830	0	0
Earnings in unconsolidated affiliates	$ 3,946	3,946	0	0
Contributions		0	0	0
Distributions		(15,894)	0	0
Equity method investments	$ 110,882	$ 110,882	0	0
Tri-States
Schedule of Equity Method Investments [Line Items]
Ownership % at December 31, 2016	16.70%	16.70%				16.70%
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Equity method investments		$ 0	0	0
Investments		56,681	0	0
Earnings in unconsolidated affiliates	$ 1,633	1,633	0	0
Contributions		0	0	0
Distributions		(3,292)	0	0
Equity method investments	$ 55,022	$ 55,022	0	0
Okeanos
Schedule of Equity Method Investments [Line Items]
Ownership % at December 31, 2016	66.70%	66.70%			66.70%
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Equity method investments		$ 0	0	0
Investments		27,451	0	0
Earnings in unconsolidated affiliates	$ 3,642	3,642	0	0
Contributions		0	0	0
Distributions		(4,034)	0	0
Equity method investments	$ 27,059	$ 27,059	0	0
Wilprise
Schedule of Equity Method Investments [Line Items]
Ownership % at December 31, 2016	25.30%	25.30%				25.30%
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Equity method investments		$ 0	0	0
Investments		5,064	0	0
Earnings in unconsolidated affiliates	$ 437	437	0	0
Contributions		0	0	0
Distributions		(557)	0	0
Equity method investments	$ 4,944	$ 4,944	0	0
MPOG
Schedule of Equity Method Investments [Line Items]
Ownership % at December 31, 2016	66.70%	66.70%
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Equity method investments		$ 7,179	10,368	0
Investments		0	0	12,000
Earnings in unconsolidated affiliates		218	731	348
Contributions		429	0	0
Distributions		(3,679)	(3,920)	(1,980)
Equity method investments	$ 4,147	$ 4,147	$ 7,179	$ 10,368